LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
LOSS PER SHARE

22.    LOSS PER SHARE

Both the basic and diluted loss per share have been calculated using the loss attributable to shareholders of the Company as the numerator. The weighted average number of Common Shares outstanding used for basic loss per share for the year ended December 31, 2018 amounted to 14,160,115 shares (year ended December 31, 2017 and 2016: 81,523,874 shares and 67,465,300, respectively)

	For the years ended December 31,
	2018	2017	2016
Weighted average number of Common Shares	14,160,115	815,239	674,653
Loss for the year	$(108,042,868)	$(22,908,721)	$(86,494,893)
Basic and diluted loss per share	$(7.63)	$(28.10)	$(128.21)

As the Company is currently operating at a loss no dilutive potential ordinary shares have been identified as the conversion would lead to a decrease in loss per share.